Other operating income/(expense) (Tables)	6 Months Ended
Jun. 30, 2026
Other operating income/(expense)
Summary of analysis of the group's other operating income/(expense)

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Government grants	1,616	1,197	3,930	2,652
R&D Expenditure Credit (“RDEC”)	5,053	—	9,381	(7,553)
Commercial settlements and other operating expenses	(3,777)	—	(3,777)	6
	2,892	1,197	9,534	(4,895)